Shareholders' Equity - Summary of the Company's Common and Preferred Shares Outstanding (Parenthetical) (Detail) - shares		7 Months Ended
	Aug. 07, 2023	Aug. 07, 2023	Dec. 31, 2023	Aug. 06, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Shares outstanding			10,858,270
Boa Vista Servicos S.A [member]
Disclosure of classes of share capital [line items]
Shares outstanding	529,842,845	529,842,845			532,222,621	531,330,373
Boa Vista Servicos S.A [member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Stock cancelled during the period shares		(2,770,900)
Shares outstanding	529,842,845	529,842,845		532,613,745	532,222,621	531,440,373	520,797,860
Boa Vista Servicos S.A [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Stock cancelled during the period shares	2,770,900